Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Taxes [Line Items]
Unrecognized tax benefits
Inland Revenue, Singapore (IRAS) [Member]
Income Taxes [Line Items]
Tax authorities	$ 480